Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2018
Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss)
Note 18.	Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss)

The following table summarizes the changes in accumulated other comprehensive loss by component for the fiscal years ended September 30, 2018 and 2017 (in millions):

	Deferred Loss on Cash Flow Hedges	Defined Benefit Pension and Postretirement Plans	Foreign Currency Items	Available for Sale Security	Total (1)
Balance at September 30, 2016	$(0.2)	$(523.8)	$(102.4)	$—	$(626.4)
Other comprehensive income before reclassifications	—	22.8	80.8	0.7	104.3
Amounts reclassified from accumulated other comprehensive (income) loss	(0.5)	35.6	—	—	35.1
Sale of HH&B	—	2.9	26.8	—	29.7
Net current period other comprehensive loss (income)	(0.5)	61.3	107.6	0.7	169.1
Balance at September 30, 2017	$(0.7)	$(462.5)	$5.2	$0.7	$(457.3)
Other comprehensive (loss) income before reclassifications	—	(18.6)	(234.4)	0.8	(252.2)
Amounts reclassified from accumulated other comprehensive loss (income)	0.5	15.2	—	(1.5)	14.2
Net current period other comprehensive income (loss)	0.5	(3.4)	(234.4)	(0.7)	(238.0)
Balance at September 30, 2018	$(0.2)	$(465.9)	$(229.2)	$—	$(695.3)

(1)	All amounts are net of tax and noncontrolling interest.

The following table summarizes the reclassifications out of accumulated other comprehensive loss by component for the fiscal years ended September 30, 2018 and 2017 (in millions):

	Years Ended September 30,
	2018			2017
	Pre-Tax	Tax	Net of Tax	Pre-Tax	Tax	Net of Tax
Amortization of defined benefit pension and postretirement items: (1)
Actuarial gains (losses) (2)	$20.9	(5.9)	$15.0	$(56.3)	$20.4	$(35.9)
Prior service credits (2)	0.3	(0.1)	0.2	0.5	(0.2)	0.3
Sale of HH&B (3)	—	—	—	(4.2)	1.3	(2.9)
Subtotal defined benefit plans	21.2	(6.0)	15.2	(60.0)	21.5	(38.5)
Foreign currency translation adjustments: (1)
Sale of HH&B (3)	—	—	—	(26.8)	—	(26.8)
Available for sale security (4)	(1.5)	—	(1.5)	—	—	—
Derivative Instruments: (1)
Foreign currency cash flow hedges (4)	0.7	(0.2)	0.5	0.8	(0.3)	0.5
Total reclassifications for the period	$20.4	$(6.2)	$14.2	$(86.0)	$21.2	$(64.8)

(1)	Amounts in parentheses indicate charges to earnings. Amounts pertaining to noncontrolling interests are excluded.
(2)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See “Note 4. Retirement Plans” for additional details.
(3)	Included in gain on sale of HH&B.
(4)	These accumulated other comprehensive income components are included in net sales.

A summary of the components of other comprehensive (loss) income, including noncontrolling interest, for the years ended September 30, 2018, 2017 and 2016, is as follows (in millions):

Fiscal 2018	Pre-Tax	Tax	Net of Tax
Foreign currency translation loss	$(234.4)	$—	$(234.4)
Reclassification adjustment of net loss on cash flow hedges included in earnings	0.7	(0.2)	0.5
Net actuarial loss arising during period	(29.0)	15.9	(13.1)
Amortization and settlement recognition of net actuarial loss	20.9	(5.9)	15.0
Prior service cost arising during the period	(7.8)	2.3	(5.5)
Amortization of prior service cost	0.3	(0.1)	0.2
Unrealized gain on available for sale security	0.8	—	0.8
Reclassification adjustment of net gain on available for sale security included in earnings	(1.5)	—	(1.5)
Consolidated other comprehensive loss	(250.0)	12.0	(238.0)
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—
Other comprehensive loss attributable to common stockholders	$(250.0)	$12.0	$(238.0)

Fiscal 2017	Pre-Tax	Tax	Net of Tax
Foreign currency translation gain	$80.7	$—	$80.7
Sale of HH&B, foreign currency	26.8	—	26.8
Reclassification adjustment of net gain on cash flow hedges included in earnings	(0.8)	0.3	(0.5)
Net actuarial gain arising during period	34.1	(11.9)	22.2
Amortization and settlement recognition of net actuarial loss	56.4	(20.4)	36.0
Prior service credit arising during the period	1.0	(0.3)	0.7
Amortization of prior service credit	(0.4)	0.2	(0.2)
Unrealized gain on available for sale security	0.7	—	0.7
Sale of HH&B, defined benefit pension plans	4.2	(1.3)	2.9
Consolidated other comprehensive income	202.7	(33.4)	169.3
Less: Other comprehensive income attributable to noncontrolling interests	(0.2)	—	(0.2)
Other comprehensive income attributable to common stockholders	$202.5	$(33.4)	$169.1

Fiscal 2016	Pre-Tax	Tax	Net of Tax
Foreign currency translation gain	$109.8	$—	$109.8
Deferred loss on cash flow hedges	(0.7)	0.3	(0.4)
Reclassification adjustment of net loss on cash flow hedges included in earnings	1.9	(0.7)	1.2
Net actuarial loss arising during period	(354.0)	129.4	(224.6)
Amortization and settlement recognition of net actuarial loss (1)	379.7	(143.2)	236.5
Prior service credit arising during the period	2.3	(0.9)	1.4
Amortization of prior service cost	1.8	(0.7)	1.1
Sale of foreign subsidiary	20.2	—	20.2
Consolidated other comprehensive income	161.0	(15.8)	145.2
Less: Other comprehensive loss attributable to noncontrolling interests	0.7	—	0.7
Other comprehensive income attributable to common stockholders	$161.7	$(15.8)	$145.9

(1)	Includes pension risk transfer expense.